Business Combinations (Details) - Schedule of consolidated financial statements acquisition date	Dec. 31, 2021 USD ($)
Schedule of consolidated financial statements acquisition date [Abstract]
Purchase consideration	$ 31,369
Net assets acquired, excluding intangible assets and the related deferred tax liabilities
Intangible assets, net
Deferred tax liabilities
Noncontrolling interests
Goodwill	31,369
Total	$ 31,369